Revenue, Properties and Outsourcing Assets by Geographic Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,356.4	$ 3,456.5	$ 3,706.4
Properties, net	168.7	174.7	176.4
Outsourcing assets, net	150.9	115.5	126.3
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,378.1	1,370.6	1,455.0
Properties, net	111.9	112.4	112.7
Outsourcing assets, net	99.7	56.2	67.1
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	435.4	414.0	496.9
Properties, net	22.0	24.7	23.1
Outsourcing assets, net	25.8	28.1	30.3
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,542.9	1,671.9	1,754.5
Properties, net	34.8	37.6	40.6
Outsourcing assets, net	$ 25.4	$ 31.2	$ 28.9